Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jun. 08, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In response to Item 402(x)(1) of Regulation S-K, the Company granted new awards of stock options during 2025 to Messrs. Brust and Asarpota as part of their new hire equity award grants. The Company has no specific policy or practice on the timing of awards of options or option-like instruments in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant awards of options in the future, the Board will evaluate the appropriate steps to take in relation to the foregoing. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.

Award Timing Method	The Company has no specific policy or practice on the timing of awards of options or option-like instruments in relation to the disclosure of material nonpublic information by the Company.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company has no specific policy or practice on the timing of awards of options or option-like instruments in relation to the disclosure of material nonpublic information by the Company.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table contains information required by Item 402(x)(2) of Regulation S-K about stock options granted to our CEO in 2025 during the period from four business days before to one business day after the filing of the Company's Annual Report on Form 10-K, the Company's Quarterly Report on Form 10-Q, or the Company's Current Report on Form 8-K that disclosed material nonpublic information:

NEO	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
Bernd Brust	6/8/2025	1,000,000	2.39	1,460,000	(10.9)%

Bernd Brust [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Bernd Brust
Underlying Securities | shares		1,000,000
Exercise Price | $ / shares		$ 2.39
Fair Value as of Grant Date | $		$ 1,460,000
Underlying Security Market Price Change		(0.109)